Capital and Reserves - Schedule of Options Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Number outstanding	19,847,431	15,861,131
Options outstanding, Weighted average remaining contractual life (years)	2 years 10 months 21 days	3 years 1 month 9 days
Options exercisable, Number outstanding	13,905,169	10,064,644
Options exercisable, Weighted average remaining contractual life (years)	2 years 6 months 3 days	2 years 7 months 10 days
Exercise Price Range 1 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.48	$ 0.48
Options outstanding, Number outstanding	450,000	600,000
Options outstanding, Weighted average remaining contractual life (years)	3 years 2 months 16 days	4 years 2 months 16 days
Options exercisable, Number outstanding	450,000	200,000
Options exercisable, Weighted average remaining contractual life (years)	3 years 2 months 16 days	4 years 2 months 16 days
Exercise Price Range 2 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.49	$ 0.49
Options outstanding, Number outstanding	6,058,000	6,147,000
Options outstanding, Weighted average remaining contractual life (years)	3 years 3 months 4 days	4 years 2 months 30 days
Options exercisable, Number outstanding	4,001,340	2,009,670
Options exercisable, Weighted average remaining contractual life (years)	3 years 3 months 4 days	4 years 3 months 11 days
Exercise Price Range 3 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.50	$ 0.50
Options outstanding, Number outstanding	3,107,831	3,266,831
Options outstanding, Weighted average remaining contractual life (years)	2 years 3 months 19 days	3 years 2 months 23 days
Options exercisable, Number outstanding	3,107,831	2,074,676
Options exercisable, Weighted average remaining contractual life (years)	2 years 3 months 19 days	3 years 3 months 8 days
Exercise Price Range 4 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.72	$ 0.72
Options outstanding, Number outstanding	200,000	200,000
Options outstanding, Weighted average remaining contractual life (years)	1 year 8 months 16 days	2 years 8 months 16 days
Options exercisable, Number outstanding	200,000	200,000
Options exercisable, Weighted average remaining contractual life (years)	1 year 8 months 16 days	2 years 8 months 16 days
Exercise Price Range 5 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.89	$ 0.89
Options outstanding, Number outstanding	1,125,000	1,180,500
Options outstanding, Weighted average remaining contractual life (years)	1 year 3 months 15 days	2 years 2 months 12 days
Options exercisable, Number outstanding	1,099,998	1,113,498
Options exercisable, Weighted average remaining contractual life (years)	1 year 3 months 15 days	2 years 2 months 19 days
Exercise Price Range 6 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 1.75	$ 1.75
Options outstanding, Number outstanding	5,796,600
Options outstanding, Weighted average remaining contractual life (years)	4 years 1 month 2 days	0 years
Options exercisable, Number outstanding	1,936,000
Options exercisable, Weighted average remaining contractual life (years)	4 years 29 days	0 years
Exercise Price Range 7 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 1.77	$ 1.77
Options outstanding, Number outstanding	3,110,000	3,991,800
Options outstanding, Weighted average remaining contractual life (years)	1 year 1 month 27 days	1 year 8 months 16 days
Options exercisable, Number outstanding	3,110,000	3,991,800
Options exercisable, Weighted average remaining contractual life (years)	1 year 1 month 27 days	1 year 8 months 16 days
Exercise Price Range 8 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 3.00	$ 3.00
Options outstanding, Number outstanding		475,000
Options outstanding, Weighted average remaining contractual life (years)	0 years	5 months 27 days
Options exercisable, Number outstanding		475,000
Options exercisable, Weighted average remaining contractual life (years)	0 years	5 months 27 days